Note 6 - Loans, Net of Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Discosure of loans, net [text block]
(thousands of Canadian dollars)
	2022	2021

Point of sale loans and leases	$2,220,894	$1,279,576
Commercial real estate mortgages	710,369	757,576
Commercial real estate loans	13,165	26,569
Public sector and other financing	35,452	32,587
	2,979,880	2,096,308

Allowance for credit losses	(1,904)	(1,453)
Accrued interest	14,702	8,195

Total loans, net of allowance for credit losses	$2,992,678	$2,103,050

Disclosure of loans by lending asset category [text block]
	As at October 31, 2022				As at October 31, 2021
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Point of sale loans and leases	$2,215,388	$5,227	$279	$2,220,894	$1,277,011	$2,565	$-	$1,279,576
ECL allowance	545	-	-	545	275	-	-	275
EL %	0.02%	0.00%	0.00%	0.02%	0.02%	0.00%	0.00%	0.02%
Commercial real estate mortgages	$599,113	$111,256	$-	$710,369	$694,869	$62,707	$-	$757,576
ECL allowance	1,150	137	-	1,287	980	134	-	1,114
EL %	0.19%	0.12%	0.00%	0.18%	0.14%	0.21%	0.00%	0.15%
Commercial real estate loans	$13,165	$-	$-	$13,165	$26,569	$-	$-	$26,569
ECL allowance	54	-	-	54	45	-	-	45
EL %	0.41%	0.00%	0.00%	0.41%	0.17%	0.00%	0.00%	0.17%
Public sector and other financing	$35,273	$179	$-	$35,452	$32,507	$80	$-	$32,587
ECL allowance	17	1	-	18	16	3	-	19
EL %	0.05%	0.56%	0.00%	0.05%	0.05%	0.00%	0.00%	0.06%
Total loans	$2,862,939	$116,662	$279	$2,979,880	$2,030,956	$65,352	$-	$2,096,308
Total ECL allowance	1,766	138	-	1,904	1,316	137	-	1,453
Total EL %	0.06%	0.12%	0.00%	0.06%	0.06%	0.21%	0.00%	0.07%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL
		Upside	Baseline	Downside

Allowance for expected credit losses	$1,904	$1,350	$1,786	$2,474
Variance from reported ECL		(554)	(118)	570
Variance from reported ECL (%)		(29% )	(6% )	30%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$275	$-	$-	$275
Transfer in (out) to Stage 1	91	(91)	-	-
Transfer in (out) to Stage 2	(186)	186	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	365	(95)	-	270
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	270	-	-	270
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$545	$-	$-	$545

Commercial real estate mortgages
Balance at beginning of period	$980	$134	$-	$1,114
Transfer in (out) to Stage 1	75	(75)	-	-
Transfer in (out) to Stage 2	(129)	129	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	74	(29)	-	45
Loan originations	286	-	-	286
Derecognitions and maturities	(136)	(22)	-	(158)
Provision for (recovery of) credit losses	170	3	-	173
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,150	$137	$-	$1,287

Commercial real estate loans
Balance at beginning of period	$45	$-	$-	$45
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	9	-	-	9
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	9	-	-	9
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$54	$-	$-	$54

Public sector and other financing
Balance at beginning of period	$16	$3	$-	$19
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	2	(2)	-	-
Loan originations	-	-	-	-
Derecognitions and maturities	(1)	-	-	(1)
Provision for (recovery of) credit losses	1	(2)	-	(1)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$17	$1	$-	$18

Total balance at end of period	$1,766	$138	$-	$1,904
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point of sale loans and leases
Balance at beginning of period	$215	$-	$-	$215
Transfer in (out) to Stage 1	89	(89)	-	-
Transfer in (out) to Stage 2	(178)	178	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	149	(89)	-	60
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	60	-	-	60
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$275	$-	$-	$275

Commercial real estate mortgages
Balance at beginning of period	$1,174	$192	$-	$1,366
Transfer in (out) to Stage 1	93	(93)	-	-
Transfer in (out) to Stage 2	(124)	124	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(425)	(22)	-	(447)
Loan originations	421	-	-	421
Derecognitions and maturities	(159)	(67)	-	(226)
Provision for (recovery of) credit losses	(194)	(58)	-	(252)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$980	$134	$-	$1,114

Commercial real estate loans
Balance at beginning of period	$137	$-	$-	$137
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(92)	-	-	(92)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(92)	-	-	(92)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$45	$-	$-	$45

Public sector and other financing
Balance at beginning of period	$57	$-	$-	$57
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(35)	-	-	(35)
Loan originations	-	3	-	3
Derecognitions and maturities	(6)	-	(116)	(122)
Provision for (recovery of) credit losses	(41)	3	(116)	(154)
Write-offs	-	-	-	-
Recoveries	-	-	116	116
Balance at end of period	$16	$3	$-	$19

Total balance at end of period	$1,316	$137	$-	$1,453

Disclosure for maturity analysis of loans, net of allowance [text block]
(thousands of Canadian dollars)
		Within	3 months to	1 year to	2 years to	Over	2022	2021
	Floating	3 months	1 year	2 years	5 years	5 years	Total	Total

Total loans	$670,350	$106,262	$501,818	$238,460	$1,050,292	$412,698	$2,979,880	$2,096,308
Average effective yield	8.29%	4.57%	5.42%	4.93%	4.95%	5.58%	5.85%	4.52%